Prospectus Supplement Oct. 8, 1999*

American Express Platinum Variable Annuitysm
43415 A (8/99)

SHAREHOLDER MEETINGS

At the recent regular meetings, shareholders of the American Express(R) Variable Portfolio Funds (formerly the Retirement Annuity Mutual Funds and referred to in this supplement as the "Funds," or individually as the "Fund") approved the following proposals:

1. Change the Fund Name from IDS Life to AXP. Shareholders of all Funds approved the name change from IDS Life to AXP. AXP is an abbreviated form of the name of the funds' investment manager, American Express Financial Corporation (AEFC). The Funds also added the words "Variable Portfolio" to their name. For example, IDS Life Capital Resource Fund changed to AXP Variable Portfolio - Capital Resource Fund. In addition, some Funds changed their names to reflect similarities with the retail funds with the same investment objectives, as shown in the following table.

                                   Fund Names
------------------------------------------------------- -----------------------------------------------------
                     Current Name                                          Proposed Name
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Investment Series, Inc.                        AXPsm Variable Portfolio - Investment Series, Inc.
    -IDS Life Aggressive Growth Fund                        -AXPsm Variable Portfolio - Strategy Aggressive
                                                              Fund
    -IDS Life Capital Resource Fund                         -AXPsm Variable Portfolio - Capital Resource
                                                              Fund
    -IDS Life Growth Dimensions Fund                        -AXPsm Variable Portfolio - New Dimensions Fund
                                                            -AXPsm Variable Portfolio - International Fund
    -IDS Life International Equity Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Managed Fund, Inc.                             AXPsm Variable Portfolio - Managed Series, Inc.
    -IDS Life Managed Fund                                  -AXPsm Variable Portfolio - Managed Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Moneyshare Fund, Inc.                          AXPsm Variable Portfolio - Money Market Series, Inc.
                                                            -AXPsm Variable Portfolio - Cash Management Fund
    -IDS Life Moneyshare Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Special Income Fund, Inc.                      AXPsm Variable Portfolio - Income Series, Inc.
    -IDS Life Global Yield Fund                             -AXPsm Variable Portfolio - Global Bond Fund
    -IDS Life Income Advantage Fund                         -AXPsm Variable Portfolio - Extra Income Fund
    -IDS Life Special Income Fund                           -AXPsm Variable Portfolio - Bond Fund
------------------------------------------------------- -----------------------------------------------------

Where the Fund has changed its name, the Fund will have certain characteristics of the retail fund. After a transition period, which will vary by Fund, the Fund will have substantially the same investment policies, goals and objectives as the retail fund. In addition, the Fund will be managed by the same portfolio manager and will have substantially similar strategies, techniques and characteristics as the retail fund. However, the Fund is not the same as the retail fund. The Fund will have its own portfolio holdings and its own fees and operating expenses. Therefore, the performance of the Fund will likely be greater or less than the performance of the retail fund.

2. New Distribution Plan. Fund shareholders approved a new distribution plan (also known as a 12b-1 plan) of 0.125% of average daily net assets that will provide additional services and education. The Board of Directors of the Fund approved this 12b-1 plan. It will be implemented on September 21, 1999. The following tables reflect this new 12b-1 fee and replaces the tables in your prospectus for the IDS Life funds:


Annual  operating  expenses of the funds
(as a percentage  of average  daily net assets):

------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
             AIM V.I.       AIM V.I.      AIM     AXP VP   AXP VP Cash   AXP VP    AXP VP      AXP VP New
             Capital        International V.I.    Bond     Management    Extra     Managed     Dimensions
             Appreciation   Equity Fund   Value                          Income
             Fund                         Fund
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
Management   .62%           .75%          .61%    .60%     .50%          .62%      .59%        .61%
fees
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
12b-1 fees   .00%           .00%          .00%    .13%     .13%          .13%      .13%        .13%
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
Other        ..05%          .16%          .05%    .07%     .06%          .09%      .04%        .06%
expenses
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------
Total        .67%           .91%          .66%    .80%     .69%          .84%      .76%        .80%
------------ -------------- ------------- ------- -------- ------------- --------- ----------- ------------


------------ -------------- --------------- -------------- ---------------- -----------------
             Dreyfus        Dreyfus Small   Dreyfus        Oppenheimer      Oppenheimer
             Disciplined    Company Stock   Socially       Global           Main Street
             Stock          Portfolio       Responsible    Securities Fund  Growth Fund
             Portfolio                      Growth
------------ -------------- --------------- -------------- ---------------- -----------------
------------ -------------- --------------- -------------- ---------------- -----------------
Management   .75%           .75%            .75%           .68%             .74%
fees
------------ -------------- --------------- -------------- ---------------- -----------------
------------ -------------- --------------- -------------- ---------------- -----------------
12b-1 fees   .00%           .00%            .00%           .00%             .00%
------------ -------------- --------------- -------------- ---------------- -----------------
------------ -------------- --------------- -------------- ---------------- -----------------
Other        .13%           .23%            .05%           .06%             .05%
expenses
------------ -------------- --------------- -------------- ---------------- -----------------
------------ -------------- --------------- -------------- ---------------- -----------------
Total        .88%           .98%            .80%           .74%             .79%
------------ -------------- --------------- -------------- ---------------- -----------------

------------ -------------- ----------------- ------------- --------------- -----------------
             Oppenheimer    Putnam VT         Putnam VT     Putnam VT       Wright Catholic
             Strategic      International     Growth &      Vista Fund      Values Equity
             Bond Fund      Growth & Income   Income        Class IB        Investment
                            Class IB          Class IB                      Portfolio
------------ -------------- ----------------- ------------- --------------- -----------------
------------ -------------- ----------------- ------------- --------------- -----------------
Management         .74%       .80%              .46%        .65%                  .75%
fees
------------ -------------- ----------------- ------------- --------------- -----------------
------------ -------------- ----------------- ------------- --------------- -----------------
12b-1 fees         .00%       .15%              .15%        .15%                  .50%
------------ -------------- ----------------- ------------- --------------- -----------------
------------ -------------- ----------------- ------------- --------------- -----------------
Other              .06%       .19%            .  04%        .12%                  .00%
expenses
------------ -------------- ----------------- ------------- --------------- -----------------
------------ -------------- ----------------- ------------- --------------- -----------------
Total              .80%     1.14%             .65%          .92%                 1.25%
------------ -------------- ----------------- ------------- --------------- -----------------

------------ -------------- -----------------
             Wright         Wright Selected
             International  Blue Chip
             Blue Chip      Equities
             Equities       Portfolio
             Portfolio
------------ -------------- -----------------
------------ -------------- -----------------
Management          .75%           .55%
fees
------------ -------------- -----------------
------------ -------------- -----------------
12b-1 fees         1.10%           .00%
------------ -------------- -----------------
------------ -------------- -----------------
Other               .00%           .60%
expenses
------------ -------------- -----------------
------------ -------------- -----------------
Total              1.85%          1.15%
------------ -------------- -----------------

1Operating  expenses  of the  underlying  funds at Dec.  31,  1998.
2Annualized operating expenses of underlying mutual funds at Dec. 31, 1998. 3Total Portfolio Expenses of the OCC Accumulation Trust Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets for the Equity, Managed, Small Cap and U.S. Government Income Portfolios. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses for U.S. Government Income Portfolio would have been: .60%, .60% and 1.20%, respectively.
4The figuresgiven above are based on gross expenses before expense offset arrangements, for the year ended Dec. 31, 1988, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the underlying funds, in each case on a voluntary basis. Without such reductions, the "Management fees," "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 0.72%, 0.02% and 0.74%, respectively, for Janus Aspen Series Balanced Portfolio, and 0.67%, 0.07% and 0.74%, respectively for Janus Aspen Series Worldwide Growth Portfolio. See the Portfolio' prospectus for a discussion of fee reductions.

5Based on estimated expenses.
6Figures in the "Other Expenses" and "Total" columns are restated from the amounts you would have incurred in 1998 to reflect fee and reimbursement or waiver arrangements. If their had been no reimbursement of expenses by Chancellor LGT Asset Management and no expense reductions, the actual expenses of each fund, expressed as a percentage of net assets, with "Management fees" stated first, the "Other expenses" followed by "Total," would have been as follows: GT Global Variable Latin America Fund, 1.00%, .66%, 1.66%; and GT Global Variable New Pacific Fund, 1.00%, .78%, 1.78%

Example:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full withdrawal at the end of each time period:

------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
             AIM V.I.       AIM V.I.      AIM       AXP VP    AXP VP Cash   AXP VP    AXP VP     AXP VP New
             Capital        International V.I.      Bond      Management    Extra     Managed    Dimensions
             Appreciation   Equity Fund   Value                             Income
             Fund                         Fund
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
1 Year       $107.22        $109.68       $107.12   $108.50   $107.38       $108.91   $108.09     $108.50
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
3 Years      $148.53        $155.94       $148.23   $152.39   $149.00       $153.63   $151.16     $152.39
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
5 Years      $167.46        $179.82       $166.94   $173.91   $168.23       $175.97   $171.85     $173.91
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------
10 Years     $252.16        $276.93       $251.11   $265.13   $253.72       $269.25   $261.00     $265.13
------------ -------------- ------------- --------- --------- ------------- --------- ---------- ------------

------------ -------------- ----------- ------------ ------------- ------------
             Dreyfus        Dreyfus     Dreyfus      Oppenheimer   Oppenheimer
             Disciplined    Small       Socially     Global        Main Street
             Stock          Company     Responsible  Securities    Growth Fund
             Portfolio      Stock       Growth       Fund
                            Portfolio
------------ -------------- ----------- ------------ ------------- ------------
------------ -------------- ----------- ------------ ------------- ------------
1 Year       $109.37        $110.40     $108.55      $107.94       $108.45
------------ -------------- ----------- ------------ ------------- ------------
------------ -------------- ----------- ------------ ------------- ------------
3 Years      $155.01        $158.09     $152.55      $150.70       $152.24
------------ -------------- ----------- ------------ ------------- ------------
------------ -------------- ----------- ------------ ------------- ------------
5 Years      $178.28        $183.40     $174.17      $171.08       $173.65
------------ -------------- ----------- ------------ ------------- ------------
------------ -------------- ----------- ------------ ------------- ------------
10 Years     $273.86        $284.04     $265.65      $259.44       $264.62
------------ -------------- ----------- ------------ ------------- ------------

------------ --------------- ------------- ------------- -------------- -------
             Oppenheimer     Putnam VT     Putnam VT     Putnam VT       Wright
             Strategic       International Growth &      Vista Fund      Catholic
             Bond Fund       Growth &      Income        Class IB        Values
                             Income        Class IB                      Equity
                             Class IB                                    Investment
                                                                         Portfolio
------------ --------------- ------------- ------------- -------------- ------------
------------ --------------- ------------- ------------- -------------- ------------
1 Year         $108.55       $112.04       $107.02       $109.78          $113.17
------------ --------------- ------------- ------------- -------------- ------------
------------ --------------- ------------- ------------- -------------- ------------
3 Years        $152.55       $163.00       $147.92       $156.24          $166.36
------------ --------------- ------------- ------------- -------------- ------------
------------ --------------- ------------- ------------- -------------- ------------
5 Years        $174.17       $191.55       $166.42       $180.33          $197.12
------------ --------------- ------------- ------------- -------------- ------------
------------ --------------- ------------- ------------- -------------- ------------
10 Years       $265.65       $300.11       $250.07       $277.94          $311.02
------------ --------------- ------------- ------------- -------------- ------------


------------ -------------- -----------
             Wright         Wright
             International  Selected
             Blue Chip      Blue Chip
             Equities       Equities
             Portfolio      Portfolio
------------ -------------- -----------
------------ -------------- -----------
1 Year          $119.32        $112.14
------------ -------------- -----------
------------ -------------- -----------
3 Years         $184.57        $163.30
------------ -------------- -----------
------------ -------------- -----------
5 Years         $227.05        $192.06
------------ -------------- -----------
------------ -------------- -----------
10 Years        $368.43        $301.11
------------ -------------- -----------


You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
             AIM V.I.        AIM V.I.      AIM V.I.   AXP VP    AXP VP Cash   AXP VP    AXP VP     AXP VP New
             Capital         International Value      Bond      Management    Extra     Managed    Dimensions
             Appreciation    Equity Fund   Fund                               Income
             Fund
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
1 Year         $22.22          $24.68        $22.12     $23.50    $22.38        $23.91    $23.09     $23.50
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
3 Years        $68.53          $75.94        $68.23     $72.39    $69.00        $73.63    $71.16     $72.39
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
5 Years       $117.46         $129.82       $116.94    $123.91   $118.23       $125.97   $121.85    $123.91
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------
10 Years      $252.16         $276.93       $251.11    $265.13   $253.72       $269.25   $261.00    $265.13
------------ --------------- ------------- ---------- --------- ------------- --------- ---------- ------------

------------ ------------- ----------- ------------ ------------- -------------
             Dreyfus       Dreyfus     Dreyfus      Oppenheimer   Oppenheimer
             Disciplined   Small       Socially     Global        Main Street
             Stock         Company     Responsible  Securities    Growth Fund
             Portfolio     Stock       Growth       Fund
                           Portfolio
------------ ------------- ----------- ------------ ------------- -------------
------------ ------------- ----------- ------------ ------------- -------------
1 Year          $24.37        $25.40      $23.55       $22.94        $23.45
------------ ------------- ----------- ------------ ------------- -------------
------------ ------------- ----------- ------------ ------------- -------------
3 Years         $75.01        $78.09      $72.55       $70.70        $72.24
------------ ------------- ----------- ------------ ------------- -------------
------------ ------------- ----------- ------------ ------------- -------------
5 Years        $128.28       $133.40     $124.17      $121.08       $123.65
------------ ------------- ----------- ------------ ------------- -------------
------------ ------------- ----------- ------------ ------------- -------------
10 Years       $273.86       $284.04     $265.65      $259.44       $264.62
------------ ------------- ----------- ------------ ------------- -------------

------------ -------------- ------------- ---------- ------------- -----------
             Oppenheimer    Putnam VT     Putnam     Putnam VT     Wright
             Strategic      International VT         Vista Fund    Catholic
             Bond Fund      Growth &      Growth &   Class IB      Values
                            Income        Income                   Equity
                            Class IB      Class IB                 Investment
                                    Portfolio
------------ -------------- ------------- ---------- ------------- -----------
------------ -------------- ------------- ---------- ------------- -----------
1 Year          $23.55         $27.04        $22.02  $24.78           $28.17
------------ -------------- ------------- ---------- ------------- -----------
------------ -------------- ------------- ---------- ------------- -----------
3 Years         $72.55         $83.00        $67.92  $76.24           $86.36
------------ -------------- ------------- ---------- ------------- -----------
------------ -------------- ------------- ---------- ------------- -----------
5 Years        $124.17        $141.55       $116.42  $130.33         $147.12
------------ -------------- ------------- ---------- ------------- -----------
------------ -------------- ------------- ---------- ------------- -----------
10 Years       $265.65        $300.11       $250.07  $277.94         $311.02
------------ -------------- ------------- ---------- ------------- -----------


------------ -------------- -----------
             Wright         Wright
             International  Selected
             Blue Chip      Blue Chip
             Equities       Equities
             Portfolio      Portfolio
------------ -------------- -----------
------------ -------------- -----------
1 Year           $34.32         $27.14
------------ -------------- -----------
------------ -------------- -----------
3 Years         $104.57         $83.30
------------ -------------- -----------
------------ -------------- -----------
5 Years         $177.05        $142.06
------------ -------------- -----------
------------ -------------- -----------
10 Years        $368.43        $301.11
------------ -------------- -----------


*In this example, the $30 annual contract administrative charge is approximated as a 0.127% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider this example as a representation of past or future expenses. Actual expenses may be more or less than those shown.



43415-10 A (10/99)
*Destroy - next prospectus update